Schedule of Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 21,748	$ 20,517	$ 20,237
Charged to Costs and Expenses	5,129	7,839	3,356
Deductions	(6,047)	(6,608)	(3,076)
Balance at End of Period	20,830	21,748	20,517
Operating Leases [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		101	132
Charged to Costs and Expenses		(101)	(31)
Balance at End of Period			101
Restructuring reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,073	2,956	5,980
Charged to Costs and Expenses			(802)
Deductions	(1,073)	(1,883)	(2,222)
Balance at End of Period		$ 1,073	$ 2,956